INVENTORIES - Composition of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Abstract]
Raw materials	$ 61,051	$ 52,617
Work in process	38,850	29,927
Finished goods	72,535	81,605
Parts and supplies	22,080	20,788
Current inventories	$ 194,516	$ 184,937